UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Dianne M. Lyons
Title:                              Vice President & Chief Financial Officer
Phone:                              319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                 Cedar Rapids,     IA     04/24/2008
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $159,444 (in thousands)

List of Other Included Managers:         NONE

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FORM 13F INFORMATION TABLE

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

                              TITLE OF                VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER    -------VOTING AUTHORITY-------
        NAME OF ISSUER          CLASS       CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED      NONE
===================================================================================================================================

AT&T Inc                        Common     00206R102    3,836   100,160 SH         Sole              100,160
Abbott Laboratories             Common     002824100    9,651   175,000 SH         Sole              175,000
Agilysys Inc                    Common     00847J105    3,917   337,666 SH         Sole              337,666
Alliant Energy Corporation      Common     018802108    4,278   122,200 SH         Sole              122,200
American Strategic Inc Port II  Common     030099105      274    25,420 SH         Sole               25,420
Anheuser-Busch Companies Inc    Common     035229103      190     4,000 SH         Sole                4,000
BCE Inc                         Common     05534B760      500    14,823 SH         Sole               14,823
BRE Properties Inc              Common     05564E106      820    18,000 SH         Sole               18,000
Bank of America Corporation     Common     060505104    5,307   140,000 SH         Sole              140,000
Bemis Company Inc               Common     081437105      799    31,400 SH         Sole               31,400
Boeing Company                  Common     097023105    3,347    45,000 SH         Sole               45,000
Burlington Northern Santa Fe    Common     12189T104    1,490    16,158 SH         Sole               16,158
Cincinnati Financial Corp       Common     172062101   12,183   320,276 SH         Sole              320,276
ConocoPhillips                  Common     20825C104      767    10,059 SH         Sole               10,059
Cummins Inc                     Common     231021106    3,660    78,180 SH         Sole               78,180
Dean Foods Company              Common     242370104      970    48,261 SH         Sole               48,261
Del Monte Foods Co              Common     24522P103      192    20,097 SH         Sole               20,097
Dow Chemical Company            Common     260543103    5,528   150,000 SH         Sole              150,000
Duke Energy Corporation         Common     26441C105    2,645   148,192 SH         Sole              148,192
Emerson Electric Co             Common     291011104      648    12,600 SH         Sole               12,600
Exxon Mobil Corporation         Common     30231G102    3,383    40,000 SH         Sole               40,000
Fidelity National Information   Common     31620M106      372     9,758 SH         Sole                9,758
Fidelity NationalFinancial Inc  Common     31620R105      407    22,201 SH         Sole               22,201
Arthur J Gallagher & Co         Common     363576109      244    10,321 SH         Sole               10,321
General Electric Company        Common     369604103    8,882   240,000 SH         Sole              240,000
Great Plains Energy Inc         Common     391164100      488    19,787 SH         Sole               19,787
H J Heinz Company               Common     423074103    2,114    45,000 SH         Sole               45,000
Honeywell International Inc     Common     438516106    1,975    35,000 SH         Sole               35,000
Hospira Inc                     Common     441060100      684    16,000 SH         Sole               16,000
IDEARC INC                      Common     451663108       10     2,799 SH         Sole                2,799
Intel Corporation               Common     458140100      847    40,000 SH         Sole               40,000
JPMorgan Chase & Co             Common     46625H100    2,480    57,736 SH         Sole               57,736
Johnson & Johnson               Common     478160104    1,946    30,000 SH         Sole               30,000
Keycorp                         Common     493267108      988    45,000 SH         Sole               45,000
Medtronic Inc                   Common     585055106      484    10,000 SH         Sole               10,000
Mirant Corporation              Common     60467R100    1,031    28,342 SH         Sole               28,342
Newell Rubbermaid Inc           Common     651229106    1,047    45,766 SH         Sole               45,766
Nicor Inc                       Common     654086107    1,340    40,000 SH         Sole               40,000
Old Republic International Cor  Common     680223104    3,288   254,690 SH         Sole              254,690
Owens Corning Inc               Common     690742101    3,638   200,644 SH         Sole              200,644
Penwest Pharmaceuticals Co.     Common     709754105       78    30,000 SH         Sole               30,000
PepsiCo Inc                     Common     713448108    1,444    20,000 SH         Sole               20,000
Pfizer Inc                      Common     717081103      837    40,000 SH         Sole               40,000
Piper Jaffray Cos               Common     724078100      283     8,329 SH         Sole                8,329
Procter & Gamble Company        Common     742718109    5,325    76,000 SH         Sole               76,000
Progress Energy Inc             Common     743263105      798    19,131 SH         Sole               19,131
QCR Holdings Inc                Common     74727A104    1,239    83,181 SH         Sole               83,181
Royal Dutch Shell ADR           Common     780259206    2,069    30,000 SH         Sole               30,000
SAFECO Corporation              Common     786429100    2,043    46,550 SH         Sole               46,550
Schering-Plough Corporation     Common     806605101      144    10,000 SH         Sole               10,000
Spectra Energy Corporation      Common     847560109    1,686    74,096 SH         Sole               74,096
Terra Industries Inc.           Common     880915103    1,136    31,969 SH         Sole               31,969
Treehouse Foods Inc             Common     89469A104      221     9,652 SH         Sole                9,652
UAL Corporation                 Common     902549807      294    13,678 SH         Sole               13,678
U S Bancorp                     Common     902973304   24,198   747,784 SH         Sole              747,784
Vectren Corporation             Common     92240G101      715    26,658 SH         Sole               26,658
Verizon Communications Inc      Common     92343V104    2,041    55,997 SH         Sole               55,997
Wachovia Corporation            Common     929903102      810    30,008 SH         Sole               30,008
Wells Fargo & Company           Common     949746101    7,278   250,086 SH         Sole              250,086
Windstream Corporation          Common     97381W104      155    12,942 SH         Sole               12,942
Wintrust Financial Corporation  Common     97650W108    8,057   230,523 SH         Sole              230,523
Xcel Energy, Inc.               Common     98389B100    1,796    90,000 SH         Sole               90,000
Montpelier Re Holdings Ltd      Common     G62185106      147     9,189 SH         Sole                9,189
Report Summary                  Data Record63         159,444           0 other managers on whose behalf report is filed

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